================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             EnTrust Capital Inc.
               ------------------------------------
Address:          650 Madison Avenue
               ------------------------------------
                  New York, NY 10022
               ------------------------------------

Form 13F File Number:  28 - 6444
                      ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Richard I. Ellenbogen
               ------------------------------------
Title:          Vice President & General Counsel
               ------------------------------------
Phone:          212.888.5209
               ------------------------------------

Signature, Place, and Date of Signing:

/s/ Richard I. Ellenbogen            New York, NY                   11/12/99
-------------------------            ------------                   --------
(Signature)                         (City, State)                   (Date)


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28-
            ---------------------           ---------------------------------
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                            -----------------------
Form 13F Information Table Entry Total:              79
                                            -----------------------

Form 13F Information Table Value Total:      $      852,009
                                            -----------------------
                                                  (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number               Name

                           28-
         -----------           -------------------            ------------------

         [Repeat as necessary.]

NAME OF ISSUER                                          TITLE OF CLASS            CUSIP            MARKET     SHARES/       SH/
                                                                                                   Value      Prn           PRN
                                                                                                   * 1000     Amt
AMC ENTERTAINMENT INC                                   COMMON STOCK              001669100               162         11600 SH
AMC ENTERTAINMENT INC                                   COMMON STOCK              001669100             12587        903076 SH
AT&T CORP                                               COMMON STOCK              001957109               262          6024 SH
AT&T CORP LIBERTY MEDIA GROUP                           COMMON STOCK              001957208              5817        155890 SH
AT&T CORP LIBERTY MEDIA GROUP                           COMMON STOCK              001957208             93945       2517790 SH
AMERICAN STANDARD COMPANIES                             COMMON STOCK              029712106             20571        532571 SH
ASPECT TELECOMMUNICATIONS CORP                          COMMON STOCK              045237104              4336        255500 SH
ASSOCIATES FIRST CAPITAL CORP                           COMMON STOCK              046008108              1799         49984 SH
AURORA FOODS INC                                        COMMON STOCK              05164B106             11612        725725 SH
***BP AMOCO P L C                                       COMMON STOCK              055622104              2918         26337 SH
BANK ONE CORP                                           COMMON STOCK              06423A103              3363         96600 SH
BEA SYSTEMS INC                                         COMMON STOCK              073325102              2309         65400 SH
BERKSHIRE HATHAWAY INC-DEL                              COMMON STOCK              084670108              6930           126 SH
BERKSHIRE HATHAWAY INC-DEL                              COMMON STOCK              084670207               208           112 SH
BERKSHIRE HATHAWAY INC DEL                              CONVERT. BOND             084670AF5               507        313000 PRN
BIG FLOWER HOLDINGS INC                                 COMMON STOCK              089159107              2350         83000 SH
BIG FLOWER HOLDINGS INC                                 COMMON STOCK              089159107             86220       3045294 SH
***BRITISH TELECOMMUNICATIONS                           COMMON STOCK              111021408               232          1500 SH
BUCKEYE PARTNERS L P                                    COMMON STOCK              118230101              2160         80000 SH
BUCKEYE PARTNERS L P                                    COMMON STOCK              118230101               270         10000 SH
CBS CORP                                                COMMON STOCK              12490K107              8265        178700 SH
CHASE MANHATTAN CORP NEW                                COMMON STOCK              16161A108               268          3560 SH
CITIGROUP INC                                           COMMON STOCK              172967101             13117        298115 SH
CITIGROUP INC                                           COMMON STOCK              172967101             62823       1427788 SH
CLEAR CHANNEL COMMUNICATIONS                            COMMON STOCK              184502102              3994         50000 SH
COCA-COLA CO                                            COMMON STOCK              191216100               973         20170 SH
CRESTLINE CAPITAL CORP                                  COMMON STOCK              226153104              1254         61000 SH
WALT DISNEY CO HOLDING CO                               COMMON STOCK              254687106               597         22945 SH
WALT DISNEY CO HOLDING CO                               COMMON STOCK              254687106             11134        428243 SH
ESC MEDICAL SYSTEMS LTD                                 CONVERT. BOND             269025AB8               117        200000 PRN
FREDDIE MAC-VOTING COMMON                               COMMON STOCK              313400301               686         13200 SH
FANNIE MAE                                              COMMON STOCK              313586109              9989        159340 SH
FANNIE MAE                                              COMMON STOCK              313586109             21590        344410 SH
FINOVA GROUP INC                                        COMMON STOCK              317928109               524         14350 SH
FINOVA GROUP INC                                        COMMON STOCK              317928109             26734        732429 SH
FINOVA FINANCE TRUST-TRUST                              PREF. STOCK               31808E207               322          6400 SH
FORD MOTOR CO                                           COMMON STOCK              345370100               707         14076 SH
GENESCO INC                                             COMMON STOCK              371532102               129         10300 SH
GENESCO INC                                             COMMON STOCK              371532102             20984       1678720 SH
GENESCO INC                                             CONVERT. BOND             371532AL6               215        250000 PRN
GILLETTE CO                                             COMMON STOCK              375766102              2715         80000 SH
GOLDEN STATE BANCORP INC                                COMMON STOCK              381197102              1086         60535 SH
GOLDEN STATE BANCORP INC                                COMMON STOCK              381197102             36834       2053450 SH
GOLDMAN SACHS GROUP INC                                 COMMON STOCK              38141G104               363          5950 SH
HELLER FINANCIAL INC                                    COMMON STOCK              423328103              3732        165865 SH
JOHNSON & JOHNSON                                       COMMON STOCK              478160104               354          3850 SH
KINDER MORGAN ENERGY PARTNERS                           COMMON STOCK              494550106               421          9730 SH
LUCENT TECHNOLOGIES INC                                 COMMON STOCK              549463107              1038         16000 SH
MBNA CORP                                               COMMON STOCK              55262L100              3401        149077 SH
MBNA CORP                                               COMMON STOCK              55262L100             47913       2100291 SH
MCI WORLDCOM INC                                        COMMON STOCK              55268B106               365          5072 SH
MGIC INVESTMENT CORP-WIS                                COMMON STOCK              552848103              9784        204900 SH
MEDICAL CARE INTL INC SUB DEB                           CONVERT. BOND             584505AC5               301        350000 PRN
MERCK & CO INC                                          COMMON STOCK              589331107               693         10700 SH
MERRILL LYNCH & CO INC                                  COMMON STOCK              590188108              1580         23457 SH
MICROSOFT CORP                                          COMMON STOCK              594918104              1150         12700 SH
MODIS PROFESSIONAL SVCS INC                             COMMON STOCK              607830106               265         20000 SH
MORGAN STANLEY DEAN WITTER                              COMMON STOCK              617446448               726          8135 SH
NABORS INDUSTRIES INC                                   COMMON STOCK              629568106               503         20130 SH
NABORS INDUSTRIES INC                                   COMMON STOCK              629568106             15342        613689 SH
PARAMETRIC TECHNOLOGY CORP                              COMMON STOCK              699173100               136         10080 SH
PARAMETRIC TECHNOLOGY CORP                              COMMON STOCK              699173100             27096       2007119 SH
PAYCHEX INC                                             COMMON STOCK              704326107              2879         84375 SH
QUORUM HEALTH GROUP INC                                 COMMON STOCK              749084109               512         72838 SH
REGIS CORP-MINN                                         COMMON STOCK              758932107             27823       1445375 SH
***SHAW COMMUNICATIONS INC                              COMMON STOCK              82028K200              1481         53750 SH
***SHAW COMMUNICATIONS INC                              COMMON STOCK              82028K200             37007       1342673 SH
STARWOOD HOTELS & RESORTS                               COMMON STOCK              85590A203              2096         93960 SH
STARWOOD HOTELS & RESORTS                               COMMON STOCK              85590A203             35591       1595095 SH
SUIZA FOODS CORP                                        COMMON STOCK              865077101               660         17600 SH
***TELECOMUNICACOES BRASILEI-                           COMMON STOCK              879287100                 5        157450 SH
***TELECOMINICAOES BRASILEIRAS                          COMMON STOCK              879287308             11548        155529 SH
TELESPECTRUM WORLDWIDE INC                              COMMON STOCK              87951U109               178         30000 SH
TOTAL RENAL CARE HOLDINGS INC                           COMMON STOCK              89151A107                74         10000 SH
***VODAFONE AIRTOUCH PLC                                COMMON STOCK              92857T107              3061         12875 SH
***VODAFONE AIRTOUCH PLC                                COMMON STOCK              92857T107             53897        226695 SH
JOHN WILEY & SONS INC CL A                              COMMON STOCK              968223206              4692        299100 SH
***SBS BROADCASTING SA                                  COMMON STOCK              L8137F102              2743         70775 SH
***SBS BROADCASTING SA                                  COMMON STOCK              L8137F102             68983       1780210 SH

                                                                                                       852009
Table continued...

NAME OF ISSUER                                          PUT/     INVESTMENT                 MANAGERS
                                                        CALL     Discretion      Sole       Shared        None
AMC ENTERTAINMENT INC                                            SOLE                 11600
AMC ENTERTAINMENT INC                                            DEFINED                           647961      255115
AT&T CORP                                                        DEFINED                             6024
AT&T CORP LIBERTY MEDIA GROUP                                    SOLE                155890
AT&T CORP LIBERTY MEDIA GROUP                                    DEFINED                          1863546      654244
AMERICAN STANDARD COMPANIES                                      DEFINED                           380188      152383
ASPECT TELECOMMUNICATIONS CORP                                   DEFINED                           227600       27900
ASSOCIATES FIRST CAPITAL CORP                                    DEFINED                            47584        2400
AURORA FOODS INC                                                 DEFINED                           520007      205718
***BP AMOCO P L C                                                SOLE                 26337
BANK ONE CORP                                                    SOLE                 96600
BEA SYSTEMS INC                                                  DEFINED                            57900        7500
BERKSHIRE HATHAWAY INC-DEL                                       DEFINED                               86          40
BERKSHIRE HATHAWAY INC-DEL                                       DEFINED                               58          54
BERKSHIRE HATHAWAY INC DEL                                       DEFINED                           313000
BIG FLOWER HOLDINGS INC                                          SOLE                 83000
BIG FLOWER HOLDINGS INC                                          DEFINED                          2340771      704523
***BRITISH TELECOMMUNICATIONS                                    DEFINED                             1500
BUCKEYE PARTNERS L P                                             SOLE                 80000
BUCKEYE PARTNERS L P                                             DEFINED                            10000
CBS CORP                                                         SOLE                178700
CHASE MANHATTAN CORP NEW                                         DEFINED                             3560
CITIGROUP INC                                                    SOLE                298115
CITIGROUP INC                                                    DEFINED                          1030475      397313
CLEAR CHANNEL COMMUNICATIONS                                     SOLE                 50000
COCA-COLA CO                                                     DEFINED                            20170
CRESTLINE CAPITAL CORP                                           DEFINED                            54700        6300
WALT DISNEY CO HOLDING CO                                        SOLE                 22945
WALT DISNEY CO HOLDING CO                                        DEFINED                           304448      123795
ESC MEDICAL SYSTEMS LTD                                          DEFINED                           200000
FREDDIE MAC-VOTING COMMON                                        DEFINED                            13200
FANNIE MAE                                                       SOLE                159340
FANNIE MAE                                                       DEFINED                           272365       72045
FINOVA GROUP INC                                                 SOLE                 14350
FINOVA GROUP INC                                                 DEFINED                           538399      194030
FINOVA FINANCE TRUST-TRUST                                       DEFINED                             6400
FORD MOTOR CO                                                    DEFINED                            14076
GENESCO INC                                                      SOLE                 10300
GENESCO INC                                                      DEFINED                          1292050      386670
GENESCO INC                                                      DEFINED                           250000
GILLETTE CO                                                      SOLE                 80000
GOLDEN STATE BANCORP INC                                         SOLE                 60535
GOLDEN STATE BANCORP INC                                         DEFINED                          1546605      506845
GOLDMAN SACHS GROUP INC                                          DEFINED                             4900        1050
HELLER FINANCIAL INC                                             DEFINED                           115625       50240
JOHNSON & JOHNSON                                                DEFINED                             3850
KINDER MORGAN ENERGY PARTNERS                                    DEFINED                             9730
LUCENT TECHNOLOGIES INC                                          SOLE                 16000
MBNA CORP                                                        SOLE                149077
MBNA CORP                                                        DEFINED                          1609158      491133
MCI WORLDCOM INC                                                 DEFINED                             5072
MGIC INVESTMENT CORP-WIS                                         SOLE                204900
MEDICAL CARE INTL INC SUB DEB                                    DEFINED                           350000
MERCK & CO INC                                                   DEFINED                             2100        8600
MERRILL LYNCH & CO INC                                           DEFINED                            21432        2025
MICROSOFT CORP                                                   DEFINED                             6200        6500
MODIS PROFESSIONAL SVCS INC                                      SOLE                 20000
MORGAN STANLEY DEAN WITTER                                       DEFINED                             7425         710
NABORS INDUSTRIES INC                                            SOLE                 20130
NABORS INDUSTRIES INC                                            DEFINED                           449419      164270
PARAMETRIC TECHNOLOGY CORP                                       SOLE                 10080
PARAMETRIC TECHNOLOGY CORP                                       DEFINED                          1465609      541510
PAYCHEX INC                                                      SOLE                 84375
QUORUM HEALTH GROUP INC                                          SOLE                 72838
REGIS CORP-MINN                                                  DEFINED                          1048313      397062
***SHAW COMMUNICATIONS INC                                       SOLE                 53750
***SHAW COMMUNICATIONS INC                                       DEFINED                           989803      352870
STARWOOD HOTELS & RESORTS                                        SOLE                 93960
STARWOOD HOTELS & RESORTS                                        DEFINED                          1189630      405465
SUIZA FOODS CORP                                                 DEFINED                            16100        1500
***TELECOMUNICACOES BRASILEI-                                    DEFINED                           111185       46265
***TELECOMINICAOES BRASILEIRAS                                   DEFINED                           111905       43624
TELESPECTRUM WORLDWIDE INC                                       DEFINED                            30000
TOTAL RENAL CARE HOLDINGS INC                                    DEFINED                            10000
***VODAFONE AIRTOUCH PLC                                         SOLE                 12875
***VODAFONE AIRTOUCH PLC                                         DEFINED                           169851       56844
JOHN WILEY & SONS INC CL A                                       DEFINED                           276800       22300
***SBS BROADCASTING SA                                           SOLE                 70775
***SBS BROADCASTING SA                                           DEFINED                          1348347      431863

                                                                 No. of Other Managers
***Foreign Company